Property and Equipment - net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Total property and equipment, gross	$ 9,073,361	$ 8,827,876
Less accumulated depreciation and amortization	4,703,316	4,552,325
Total property and equipment, net	4,370,045	4,275,552
Manufacturing Equipment [Member]
Total property and equipment, gross	$ 6,818,382	5,796,912
Manufacturing Equipment [Member] | Lower Limit [Member]
Estimated Life (Years)	5 years
Manufacturing Equipment [Member] | Upper Limit [Member]
Estimated Life (Years)	10 years
Computer Equipment And Software [Member]
Total property and equipment, gross	$ 339,723	327,920
Computer Equipment And Software [Member] | Lower Limit [Member]
Estimated Life (Years)	3 years
Computer Equipment And Software [Member] | Upper Limit [Member]
Estimated Life (Years)	5 years
Furniture And Fixtures [Member]
Total property and equipment, gross	$ 92,705	105,402
Estimated Life (Years)	5 years
Leasehold Improvements [Member]
Total property and equipment, gross	$ 1,225,099	1,711,018
Leasehold Improvements [Member] | Lower Limit [Member]
Estimated Life (Years)	5 years
Leasehold Improvements [Member] | Upper Limit [Member]
Estimated Life (Years)	7 years
Construction In Progress [Member]
Total property and equipment, gross	$ 597,452	$ 886,624